Share-Based Compensation & Warrants (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		240,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding - beginning	650,000	650,000	650,000	650,000
Weighted average exercise price - beginning	$ 12.00	$ 12.00	$ 12.00	$ 12.00
Weighted average contractural term		6 years 11 months 4 days	7 years 9 months 10 days	7 years 6 months 10 days	8 years 6 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		2,112,919
Weighted average exercise price, granted		$ 2.24
Weighted average remaining contractual life (years)		6 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(16,667)
Weighted average exercise price, exercised		$ 11.10
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		(740,000)
Weighted average exercise price, forfeited		$ 10.00
Shares outstanding - ending		2,006,251	650,000	650,000	650,000
Weighted average exercise price - ending		$ 2.56	$ 12.00	$ 12.00	$ 12.00
Shares exercisable		1,175,059	144,167	180,000	47,083
Weighted average exercise price - exercisable		$ 2.67	$ 12.00	$ 12.00	$ 12.00
Weighted average contractural term	7 years 1 month 2 days		7 years 3 days	7 years 3 days	6 years 3 months 7 days
Shares outstanding - ending		2,006,251	650,000	650,000	650,000